Financial Instruments - Schedule of Cash Flow Hedges - Gain (Loss) Recognized In Accumulated Other Comprehensive Loss on Derivative (Effective Portion) (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ 4,802	$ 860	$ 21,176	$ 10,463
Gain/(Loss) Recognized in Accumulated Other Comprehensive Income - Loss on Derivative (Effective Portion) Location [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Interest rate swaps	7,376	3,642	26,037	15,611
Total	$ 7,376	$ 3,642	$ 26,037	$ 15,611